BUSINESS COMBINATION (Narrative) (Details) $ in Thousands		12 Months Ended
	Apr. 01, 2015 USD ($) item shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Value of ordinary shares issued at Closing			$ 4,515
Dividend paid to former Vexigo shareholders			554
Amortization of Intangible Assets		$ 1,015	772	$ 1,782
Pre-closing declared dividend		1,554
Remained balance paid		1,000
Consideration paid to former sharehoders of Vexigo		2,600
Fair value of the earn-outs		$ 0
Vexigo Ltd [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired	100.00%
Cash consideration to be paid in instalments	$ 4,000
Number of instalments in which cash consideration will be paid | item	3
Cash consideration paid at Closing Date	$ 3,000
Number of additional payments to be made | item	2
Additional payments to be made on each date	$ 500
Period from the closing date for additional payment, one	3 months
Period from the closing date for additional payment, two	6 months
Ordinary shares issued at Closing | shares	3,115,090
Value of ordinary shares issued at Closing	$ 4,368
Maximum earnout payment	$ 16,000
Period from the closing date for payment of earnout payments	5 years 6 months
Fair value of the contingent consideration, net of termination fees	$ 6,532
Fair value of the contingent consideration, gross	6,732		4,255
Acquisition related costs, included in general and administrative expenses			424
Intangible assets	$ 4,433
Vexigo Ltd [Member] | Video technology [Member]
Business Acquisition [Line Items]
Useful life	5 years 6 months
Amortization of Intangible Assets			$ 806	$ 806